Submission	Sep. 17, 2025
Submission [Line Items]
Central Index Key	0001769628
Registrant Name	CoreWeave, Inc.
Registration File Number	333-289742
Form Type	S-4
Submission Type	S-4/A
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A